Note 13 - Segment Information (Tables)	12 Months Ended
Jun. 30, 2016
Notes Tables
Reconciliation of Revenue from Segments to Consolidated [Table Text Block]
	Year Ended June 30,
	2016	2015
Revenue:
SES China	$236	$20
Technology licensing and related services	414	149
Corporate	—	—
Total revenue	$650	$169

Depreciation and amortization:
SES China	$11	$27
Technology licensing and related services	199	203
Corporate	7	5
Total depreciation and amortization	$217	$235

Impairment loss:
SES China	$8,613	$—
Technology licensing and related services	—	—
Corporate	—	—
Total impairment loss	$8,613	$—

Operating loss:
SES China	$(10,365)	$(1,594)
Technology licensing and related services	(1,662)	(2,523)
Corporate	(7,909)	(6,895)
Total operating loss	$(19,936)	$(11,012)

Equity in losses of joint ventures:
SES China	$244	$—
Technology licensing and related services	—	—
Corporate	—	—
Total equity in losses of joint ventures	$244	$—

Reconciliation of Assets from Segment to Consolidated [Table Text Block]
	June 30, 2016	June 30, 2015
Assets:
SES China	$24,526	$35,413
Technology licensing and related services	892	886
Corporate	17,101	22,645
Assets of discontinued operations	12,662	14,807
Total assets	$55,181	$73,751